Property, plant and equipment	6 Months Ended
Jun. 30, 2020
Property, plant and equipment
Property, plant and equipment

14.  Property, plant and equipment

Changes in property, plant and equipment are as follows:

					Mineral	Right of use		Constructions
	Land	Building	Facilities	Equipment	properties	assets	Others	in progress	Total
Balance at December 31, 2019	715	9,987	9,604	5,686	8,261	1,692	6,253	4,378	46,576
Additions (i)	—	—	—	—	—	36	—	1,812	1,848
Disposals	(1)	(2)	(4)	(4)	(8)	—	(4)	(32)	(55)
Assets retirement obligation	—	—	—	—	343	—	—	—	343
Depreciation, amortization and depletion	—	(224)	(276)	(396)	(259)	(83)	(254)	—	(1,492)
Impairment (note 12b)	—	(168)	(228)	(17)	(123)	—	(61)	(95)	(692)
Translation adjustment	(122)	(1,976)	(2,116)	(794)	(972)	(114)	(1,403)	(819)	(8,316)
Transfers	18	110	178	286	359	—	260	(1,211)	—
Balance at June 30, 2020	610	7,727	7,158	4,761	7,601	1,531	4,791	4,033	38,212
Cost	610	13,723	10,825	10,176	15,929	1,837	9,178	4,033	66,311
Accumulated depreciation	—	(5,996)	(3,667)	(5,415)	(8,328)	(306)	(4,387)	—	(28,099)
Balance at June 30, 2020	610	7,727	7,158	4,761	7,601	1,531	4,791	4,033	38,212

					Mineral	Right of use		Constructions
	Land	Building	Facilities	Equipment	properties	assets	Others	in progress	Total
Balance at December 31, 2018	635	10,952	11,236	6,407	8,499	—	7,269	3,387	48,385
Effects of IFRS 16 adoption	—	—	—	—	—	1,801	—	—	1,801
Additions (i)	—	—	—	—	—	64	—	1,721	1,785
Disposals	(21)	(110)	(30)	(24)	(153)	(4)	(164)	(28)	(534)
Assets retirement obligation	—	—	—	—	227	—	—	—	227
Depreciation, amortization and depletion	—	(260)	(319)	(428)	(321)	(90)	(331)	—	(1,749)
Translation adjustment	7	135	148	51	217	6	95	63	722
Transfers	—	89	124	547	338	—	404	(1,502)	—
Balance at June 30, 2019	621	10,806	11,159	6,553	8,807	1,777	7,273	3,641	50,637
Cost	621	18,627	17,754	12,730	17,523	1,927	12,274	3,641	85,097
Accumulated depreciation	—	(7,821)	(6,595)	(6,177)	(8,716)	(150)	(5,001)	—	(34,460)
Balance at June 30, 2019	621	10,806	11,159	6,553	8,807	1,777	7,273	3,641	50,637

(i)Includes capitalized borrowing costs.

There are no material changes to the net book value of consolidated property, plant and equipment pledged to secure judicial claims and loans and borrowings (note 15) compared to those disclosed in the financial statements as at December 31, 2019.

Leases

Changes in the recognized right-of-use assets and leases liabilities are as follows:

					Assets
		Additions and contract		Translation
	December 31, 2019	modifications (i)	Depreciation	adjustment	June 30, 2020
Ports	734	1	(18)	(30)	687
Vessels	582	—	(25)	(1)	556
Pellets plants	161	29	(21)	(38)	131
Properties	133	3	(13)	(42)	81
Energy plants	64	—	(2)	1	63
Locomotives	—	2	—	—	2
Mining equipment	18	1	(4)	(4)	11
Total	1,692	36	(83)	(114)	1,531

	Liabilities
		Additions and contract			Translation
	December 31, 2019	modifications (i)	Payments	Interest	adjustment	June 30, 2020
Ports	750	1	(38)	14	(20)	707
Vessels	580	—	(41)	12	5	556
Pellets plants	175	29	(2)	5	(57)	150
Properties	152	3	(8)	3	(25)	125
Energy plants	71	—	(1)	—	(11)	59
Locomotives	40	2	(4)	—	(1)	37
Mining equipment	23	1	(5)	1	(2)	18
Total	1,791	36	(99)	35	(111)	1,652

(i) Additions mainly relates to renewal of the contract with the pelletizing companies Hispanobras and Itabrasco, which expires in March 2021 and June 2021, respectively.

The annual minimum payments are presented as follows:

	2020	2021	2022	2023	2024 onwards	Total
Ports	15	33	33	33	617	731
Vessels	33	65	63	62	465	688
Pellets plants	29	21	21	6	72	149
Properties	20	27	17	14	40	118
Energy plants	3	6	6	6	33	54
Locomotives	4	9	9	9	23	54
Mining equipment	3	5	5	3	2	18
Total	107	166	154	133	1,252	1,812

The amounts in the table above presents the undiscounted lease obligation by maturity date. The lease liability disclosed as “leases” in the balance sheet is measured at the present value of such obligations.

The total amount of the variable lease payments not included in the measurement of lease liabilities, which have been recognized straight to the income statement, for the three and six-month periods ended June 30, 2020 was US$10 and US$38, respectively, and for the three and six-month periods ended June 30, 2019 was US$120 and US$308, respectively. The interest accretion recognized in the income statement is disclosed in note 6.